Appendix I. Associate companies (equity-accounted companies) (million euro) (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Investments in associates accounted for using equity method	€ 3,023,000,000	€ 3,023,000,000	€ 2,038,000,000	€ 1,951,000,000
Assets		28,999,000,000	26,318,000,000
Liabilities		20,879,000,000	20,439,000,000
Revenue	9,147,000,000	9,147,000,000	8,514,000,000	7,551,000,000
Profit (loss)		€ 3,490,000,000	511,000,000	305,000,000
407 International Inc [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		43.23%
Investments in associates accounted for using equity method	778,000,000		928,000,000	1,063,000,000
IRB infrastructure developers limited [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		19.86%
Investments in associates accounted for using equity method	315,000,000		376,000,000	377,000,000
JFKNTO sponsor aggregator LLC [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		49.00%
Investments in associates accounted for using equity method	1,006,000,000		471,000,000	235,000,000
Construction division [Member]
Disclosure of associates [line items]
Revenue	7,234,000,000	€ 7,234,000,000	6,869,000,000	6,280,000,000
Profit (loss)		258,000,000	98,000,000	65,000,000
Toll roads division [Member]
Disclosure of associates [line items]
Revenue	1,256,000,000	1,256,000,000	1,085,000,000	780,000,000
Profit (loss)		€ 663,000,000	548,000,000	157,000,000
Toll roads division [Member] | 407 International Inc [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		43.23%
Toll roads division [Member] | JFKNTO sponsor aggregator LLC [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		49.00%
Airports division [Member]
Disclosure of associates [line items]
Revenue	€ 91,000,000		80,000,000	54,000,000
CANADA
Disclosure of associates [line items]
Revenue		€ 246,000,000	161,000,000	100,000,000
CANADA | Construction division [Member] | Ontario transit groupInc [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		50.00%
Investments in associates accounted for using equity method		€ 0
Assets		1,046,000,000
Liabilities		1,078,000,000
Revenue		409,000,000
Profit (loss)		€ 0
CANADA | Toll roads division [Member] | 407 International Inc [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		43.20%
Investments in associates accounted for using equity method		€ 778,000,000
Assets		3,866,000,000
Liabilities		8,029,000,000
Revenue		1,151,000,000
Profit (loss)		467,000,000
SPAIN
Disclosure of associates [line items]
Revenue		€ 1,582,000,000	1,475,000,000	1,154,000,000
SPAIN | Construction division [Member] | Via olmedo pedralba sa [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		7.20%
Investments in associates accounted for using equity method		€ 1,000,000
Assets		5,000,000
Liabilities		2,000,000
Revenue		5,000,000
Profit (loss)		€ 0
SPAIN | Construction division [Member] | Boremer S.A. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		50.00%
Investments in associates accounted for using equity method		€ 1,000,000
Assets		2,000,000
Liabilities		1,000,000
Revenue		0
Profit (loss)		€ 0
SPAIN | Toll roads division [Member] | Bip & drive sa [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		25.00%
Investments in associates accounted for using equity method		€ 6,000,000
Assets		38,000,000
Liabilities		13,000,000
Revenue		18,000,000
Profit (loss)		€ 4,000,000
SPAIN | Toll roads division [Member] | Empresa de mantenimiento y explotación m30 sa [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		50.00%
Investments in associates accounted for using equity method		€ (34,000,000)
Assets		238,000,000
Liabilities		238,000,000
Revenue		37,000,000
Profit (loss)		€ 10,000,000
SPAIN | Toll roads division [Member] | Madrid calle 30 S.A. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		20.00%
Investments in associates accounted for using equity method		€ 56,000,000
Assets		730,000,000
Liabilities		169,000,000
Revenue		158,000,000
Profit (loss)		68,000,000
UNITED STATES
Disclosure of associates [line items]
Revenue		€ 3,271,000,000	2,879,000,000	2,906,000,000
UNITED STATES | Construction division [Member] | Pepper lawson horizonIntl group [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		70.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		1,000,000
Profit (loss)		€ 0
UNITED STATES | Construction division [Member] | ConnectedWorks, LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate		40.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
UNITED STATES | Airports division [Member] | JFKNTO sponsor aggregator LLC [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		51.00%
Investments in associates accounted for using equity method		€ 1,006,000,000
Assets		10,436,000,000
Liabilities		8,547,000,000
Revenue		68,000,000
Profit (loss)		7,000,000
POLAND
Disclosure of associates [line items]
Revenue		€ 2,119,000,000	2,160,000,000	1,842,000,000
POLAND | Construction division [Member] | Pphu promos spzoo [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		26.30%
Investments in associates accounted for using equity method		€ 1,000,000
Assets		3,000,000
Liabilities		1,000,000
Revenue		3,000,000
Profit (loss)		€ 0
AUSTRALIA | Toll roads division [Member] | Nexus infrastructure holdings unit trust [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		40.00%
Investments in associates accounted for using equity method		€ 3,000,000
Assets		18,000,000
Liabilities		0
Revenue		0
Profit (loss)		€ 0
AUSTRALIA | Toll roads division [Member] | Nexus infr unit trust toowoomba [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		100.00%
Investments in associates accounted for using equity method		€ 10,000,000
Assets		37,000,000
Liabilities		16,000,000
Revenue		37,000,000
Profit (loss)		€ 3,000,000
AUSTRALIA | Toll roads division [Member] | Nexus infrastructure holdings pty ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		40.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
AUSTRALIA | Toll roads division [Member] | Nexus Infrastructure PTY Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate		100.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
AUSTRALIA | Toll roads division [Member] | Netflow osars western gp [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		50.00%
Investments in associates accounted for using equity method		€ 38,000,000
Assets		151,000,000
Liabilities		74,000,000
Revenue		25,000,000
Profit (loss)		€ 3,000,000
COLOMBIA | Toll roads division [Member] | Concesionaria ruta del cacao sas [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		30.00%
Investments in associates accounted for using equity method		€ 27,000,000
Assets		736,000,000
Liabilities		644,000,000
Revenue		139,000,000
Profit (loss)		€ 22,000,000
INDIA | Toll roads division [Member] | IRB infrastructure developers limited [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		19.90%
Investments in associates accounted for using equity method		€ 315,000,000
Assets		5,025,000,000
Liabilities		3,463,000,000
Revenue		894,000,000
Profit (loss)		€ 50,000,000
INDIA | Toll roads division [Member] | I MMK Toll Road Private Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate		51.00%
Investments in associates accounted for using equity method		€ 0
Assets		1,000,000
Liabilities		0
Revenue		0
Profit (loss)		€ 0
INDIA | Toll roads division [Member] | II MMK Toll Road Private Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate		24.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
INDIA | Toll roads division [Member] | I IRB Infrastructure Trust
Disclosure of associates [line items]
Proportion of ownership interest in associate		51.00%
Investments in associates accounted for using equity method		€ 704,000,000
Assets		4,800,000,000
Liabilities		3,107,000,000
Revenue		243,000,000
Profit (loss)		€ (24,000,000)
INDIA | Toll roads division [Member] | II IRB Infrastructure Trust
Disclosure of associates [line items]
Proportion of ownership interest in associate		24.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		0
UNITED KINGDOM
Disclosure of associates [line items]
Revenue		€ 809,000,000	€ 771,000,000	€ 708,000,000
UNITED KINGDOM | Toll roads division [Member] | Zero by pass holdings ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		35.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
UNITED KINGDOM | Toll roads division [Member] | Zero bypass Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		100.00%
Investments in associates accounted for using equity method		€ 13,000,000
Assets		944,000,000
Liabilities		908,000,000
Revenue		36,000,000
Profit (loss)		€ 3,000,000
UNITED KINGDOM | Toll roads division [Member] | River linx holdings ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		22.50%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
UNITED KINGDOM | Toll roads division [Member] | RiverLinx Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		100.00%
Investments in associates accounted for using equity method		€ 65,000,000
Assets		1,820,000,000
Liabilities		1,528,000,000
Revenue		204,000,000
Profit (loss)		€ 7,000,000
UNITED KINGDOM | Toll roads division [Member] | Sociedad Concesionaria Anillo Vial, S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate		35.00%
Investments in associates accounted for using equity method		€ 14,000,000
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
QATAR | Airports division [Member] | FMM Company LLC [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		49.00%
Investments in associates accounted for using equity method		€ 18,000,000
Assets		78,000,000
Liabilities		38,000,000
Revenue		109,000,000
Profit (loss)		€ 14,000,000